Regulatory Matters - Bank's actual capital amounts and ratios (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Regulatory Matters [Abstract]
Total risk-based capital (to risk-weighted assets), Actual Amount	$ 42,543	$ 41,631
Total risk-based capital (to risk-weighted assets), Actual Ratio	19.52%	19.15%
Total risk-based capital (to risk-weighted assets), Minimum Capital Requirement Amount	$ 17,434	$ 17,387
Total risk-based capital (to risk-weighted assets), Minimum Capital Requirement Ratio	8.00%	8.00%
Total risk-based capital (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 21,793	$ 21,734
Total risk-based capital (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier I capital (to risk-weighted assets), Actual Amount	$ 39,816	$ 38,912
Tier I capital (to risk-weighted assets), Actual Ratio	18.27%	17.90%
Tier I capital (to risk-weighted assets), Minimum Capital Requirement Amount	$ 13,076	$ 13,040
Tier I capital (to risk-weighted assets), Minimum Capital Requirement Ratio	6.00%	6.00%
Tier I capital (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 17,434	$ 17,387
Tier I capital (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	8.00%	8.00%
Common equity Tier I (to risk-weighted assets), Actual Amount	$ 39,816	$ 38,912
Common equity Tier I (to risk-weighted assets), Actual Ratio	18.27%	17.90%
Common equity Tier I (to risk-weighted assets), Minimum Capital Requirement Amount	$ 9,807	$ 9,780
Common equity Tier I (to risk-weighted assets), Minimum Capital Requirement Ratio	4.50%	4.50%
Common equity Tier I (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 14,165	$ 14,127
Common equity Tier I (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.50%	6.50%
Tier I capital (to average assets) Actual Amount	$ 39,816	$ 38,912
Tier I capital (to average assets), Actual Ratio	12.58%	12.82%
Tier I capital (to average assets), Minimum Capital Requirement Amount	$ 12,662	$ 12,139
Tier I capital (to average assets), Minimum Capital Requirement Ratio	4.00%	4.00%
Tier I capital (to average assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 15,828	$ 15,174
Tier I capital (to average assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
Tangible capital (to adjusted tangible assets), Actual Amount	$ 39,816	$ 38,912
Tangible capital (to adjusted tangible assets), Actual Ratio	12.58%	12.82%
Tangible capital (to adjusted tangible assets), Minimum Capital Requirement Amount	$ 4,748	$ 4,552
Tangible capital (to adjusted tangible assets), Minimum Capital Requirement Ratio	1.50%	1.50%